Average Annual Total Returns		24 Months Ended	69 Months Ended	72 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones U.S. Real Estate Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.86%	4.44%	3.00%
Performance Inception Date	Mar. 21, 2019
Fundamental Income Net Lease Real Estate TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fundamental Income Net Lease Real Estate TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		(0.57%)	4.07%	2.20%
Performance Inception Date	Mar. 21, 2019
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	15.18%	14.53%
Performance Inception Date	Mar. 21, 2019
NETLease Corporate Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(1.12%)	3.40%	1.55%
Performance Inception Date	Mar. 21, 2019
NETLease Corporate Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.20%)	2.12%	0.30%
NETLease Corporate Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		(0.41%)	2.20%	0.79%